Supplemental Cash Flow Information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Supplemental Cash Flow Information [Abstract]
Paid interest	€ 158,321	€ 131,282
Income taxes	€ 0	€ 233,927